Supplemental cash flow data (Tables)	12 Months Ended
Dec. 31, 2023
Supplemental cash flow data
Schedule of supplemental breakout of the cash inflows and outflows for capital provision assets

	Year ended December 31, 2023
	Capital provision-	Capital provision-
($ in thousands)	direct assets	indirect assets	Total
Proceeds from capital provision assets	494,472	64,890	559,362
Increase in payable for capital provision assets	2,965	-	2,965
Funding of capital provision assets	(505,893)	(176,134)	(682,027)

	Year ended December 31, 2022
	Capital provision-	Capital provision-
($ in thousands)	direct assets	indirect assets	Total
Proceeds from capital provision assets	349,062	38,724	387,786
Funding of capital provision assets	(605,402)	(121,896)	(727,298)

	Year ended December 31, 2021
	Capital provision-	Capital provision-
($ in thousands)	direct assets	indirect assets	Total
Proceeds from capital provision assets	338,098	58,317	396,415
Decrease in payable for capital provision assets	(256)	-	(256)
Funding of capital provision assets	(672,931)	-	(672,931)